Details of Significant Accounts - Share-based payment, incentive stock option plan - Narrative (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 24, 2022
Share-based payment arrangements
Term to exercise vested options	1 month
Number of option shares converted to common shares (in shares)				26,629
Incentive Stock Option Plan
Share-based payment arrangements
Weighted-average remaining contractual period			0 years
Incentive Stock Option Plan | Minimum
Share-based payment arrangements
Weighted-average exercise price of stock options at exercise dates (in USD per share)		$ 0.1	$ 0.1
Exercise prices of stock options (in USD per share)			0.1
Incentive Stock Option Plan | Maximum
Share-based payment arrangements
Weighted-average exercise price of stock options at exercise dates (in USD per share)		$ 0.3	0.3
Exercise prices of stock options (in USD per share)			$ 0.3